SHARE-BASED COMPENSATION	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

11.    SHARE-BASED COMPENSATION

2020 Omnibus Equity Incentive Plan

In August 2020, CCH’s shareholders approved the Company’s 2020 Omnibus Equity Incentive Plan (the “2020 Plan”). The 2020 Plan provides for the grant of various equity-based incentive awards to eligible employees and directors of the Company and its subsidiaries. The types of equity-based awards currently outstanding under the 2020 Plan include RSUs, PSUs, and stock options.

There are 9,500,000 shares of Class A Common Stock reserved for issuance under the 2020 Plan. All awards currently issued under the 2020 Plan may be settled only in shares of Class A Common Stock.

Restricted Stock Units

2020 LTIP RSUs

In connection with the Business Combination, the Phantom Units issued under the 2018 LTIP were converted into the 2020 LTIP RSUs issued under the 2020 LTIP, with each RSU vesting on December 31, 2021, provided that if a change in control of Utz, under the terms of the 2020 LTIP occurs prior to December 31, 2021, the 2020 LTIP RSUs will become 100% vested, unless earlier forfeited under their terms, and representing an unfunded, unsecured promise by the Company to issue a participant one share of Class A Common Stock. Holders of 2020 LTIP RSUs are subject to substantially similar terms to the holders of Phantom Units, including requisite service period and vesting conditions. The conversion of the 2018 LTIP Phantom Units was accounted for as a modification under ASC 718. The 2020 LTIP RSUs are equity-classified due to settlement being in shares.

As a result of the Business Combination, the Company converted the Phantom Units under the 2018 LTIP into 2020 LTIP RSUs, which may settle into up to 1,479,445 shares of Class A Common Stock plus such number of shares the Company may deliver, in its discretion, to satisfy certain gross-up obligations, under the 2020 LTIP at a fair value of $16.34 per unit to holders of the Phantom Units. The fair value of the Phantom Units being replaced was approximately $11.2 million at the Closing, which was attributable to the pre-combination service period and was included in the purchase price of the Business Combination. The fair value of the 2020 LTIP RSUs at the Closing of the Business Combination in excess of the fair value of the replaced Phantom Units attributable to the pre-combination period was approximately $13.9 million and is attributable to the post-combination requisite service period. Unrecognized compensation expense related to the 2020 LTIP RSUs was $8.2 million at January 3, 2021, which is expected to be recognized as expense over the remaining post-combination service period of approximately 1.0 year. The Company incurred $5.7 million of share-based compensation expense from August 29, 2020 through January 3, 2021. There were no forfeitures of 2020 LTIP RSUs during the Successor period.

Initial Grant RSUs

Under the 2020 Plan, the Company has granted certain employees and directors RSUs as a result of their significant contributions. These grants will settle upon vesting into shares of the Company’s Class A Common Stock, subject to continued employment. The Initial Grant RSUs for directors will vest on May 6, 2021, while the Initial Grant RSUs for certain employees will vest in equal installments on December 31, 2022 and December 31, 2023. Subject to the vesting of such awards, the Initial Grant RSUs will participate in dividends of the Company beginning with the fiscal 2020 end-of-year dividend declaration, which was paid out in the first quarter of fiscal 2021.

During the period from August 29, 2020 through January 3, 2021, the Company granted 128,935 Initial Grant RSUs at a grant date fair value of $18.40 per unit, which is the closing share price of the Company’s Class A Common Stock on the grant date (August 31, 2020), provided that the issuance of the Initial Grant RSUs was contingent upon the Company filing a Form S-8 with the SEC, which occurred on November 2, 2020. All such RSUs remained unvested at January 3, 2021. Unrecognized compensation expense related to unvested Initial Grant RSUs was $1.9 million at January 3, 2021, which is expected to be recognized as expense over the weighted-average period of 2.0 years. The Company incurred $0.5 million of share-based compensation expense from August 29, 2020 through January 3, 2021. There were no forfeitures of Initial Grant RSUs during the Successor period.

Performance Share Units

The Company issued PSUs as part of the 2020 Plan, which settle into shares of the Company’s Class A Common Stock subject to the continued employment of the grantees and achievement of certain performance criteria, provided that the issuance of the PSUs was contingent upon the Company filing a Form S-8 with the SEC, which occurred on November 2, 2020. The number of PSUs that will vest is determined by the Company’s Class A Common Stock achieving a certain Total Shareholder Return (“TSR”) for the Company, relative to the TSR of a specified peer group. Depending on the Company’s TSR relative to the peer group TSR, the actual number of shares that will be vested can range from zero and up to 200% of the initial grant. The awards will vest 50% on December 31, 2022 and 50% on December 31, 2023, subject to the market condition described above. Subject to the vesting of such awards, the PSUs will participate in dividends of the Company beginning with the fiscal 2020 end-of-year dividend declaration, which was paid out in the first quarter of fiscal 2021. Since the PSUs vest based on market conditions, a Monte Carlo simulation model was used to determine the grant-date fair value of the PSUs. The assumptions used in the Monte Carlo simulation model included a weighted average expected term of 2.8 years, weighted average expected volatility of 53.6%, and weighted average risk-free rate of 0.2%.

During the period from August 29, 2020 through January 3, 2021, the Company granted 140,076 PSUs at a weighted average grant date fair value of $23.67 per unit, all of which remained unvested at January 3, 2021. As of January 3, 2021, the Company had $2.9 million of total unrecognized compensation cost related to PSUs that will be recognized over a weighted average period of 2.3 years. The Company incurred $0.4 million in share-based compensation expense from August 29, 2020 through January 3, 2021 related to the PSUs. There were no forfeitures of PSUs during the Successor period.

Stock Options

The Company granted its Executive Leadership Team stock options exercisable for Class A Common Stock of the Company, provided that the exercise of such stock options was contingent upon the Company filing a Form S-8 with the SEC, which occurred on November 2, 2020. Subject to continued employment, 50% of these options will vest on December 31, 2022 and 50% on December 31, 2023. The Company granted 286,268 stock options on August 28, 2020 and the exercise price of the options is the Company’s closing share price of $16.34 on August 28, 2020. The stock options have a maximum contractual life of 10 years from the grant date. No options were exercised or forfeited during the Successor period, and no stock options were granted prior to the Business Combination.

The fair value of each stock option granted was determined to be $7.38 using the Black-Scholes Option Pricing Model based on an expected volatility of 46.8%, expected option term of approximately 6.4 years, and risk-free rate of return of 0.4%. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term. The expected option term was determined based on the simplified method as allowable under ASC 718 due to a lack of sufficient trading history for the Company’s common stock. The use of this method effectively assumes that exercise occurs evenly over the period from vesting until expiration, and therefore the expected term is the midpoint between the service period and the contractual term of the award.

As of January 3, 2021, the Company had $1.5 million of total unrecognized compensation cost related to stock options that will be recognized over a weighted average period of 2.0 years. For the period from August 29, 2020 through January 3, 2021, the stock compensation expense related to the stock options was $0.2 million.

Utz Quality Foods, LLC 2018 Long-Term Incentive Plan

UBH recorded a reserve for the estimated fair value of vested Phantom Units under the 2018 LTIP of $14.4 million as of December 29, 2019 and $11.2 million as of August 28, 2020, the Closing Date of the Business Combination. The 2018 LTIP liability is included in non-current accrued expenses and other on the consolidated balance sheets of the Predecessor. In connection with the Business Combination, these awards were replaced by the 2020 LTIP, a sub-plan under the 2020 Plan.

Employee Stock Purchase Plan

On December 10, 2020, the Board of Directors approved the 2021 Employee Stock Purchase Plan (“ESPP”), subject to stockholder approval. The ESPP will be effective January 1, 2021, and purchase rights may be granted under the ESPP prior to stockholder approval, but no purchase rights may be exercised unless and until stockholder approval is obtained.

The maximum number of shares of the Company’s Class A Common Stock available for sale under the ESPP shall not exceed in the aggregate 1,500,000 shares, and may be unissued shares or treasury shares or shares bought on the market for purposes of the ESPP.

Under the ESPP, employees are offered the option to purchase discounted shares of Class A Common Stock during offering periods designated by the administrator. Each offering period will be one year, consisting of two six-month purchase periods, commencing on each January 1 and July 1 following the effective date of the ESPP. The initial offering under the ESPP will commence on January 1, 2021 and end on December 31, 2021. Shares are purchased on the applicable exercise dates, which is the last trading day of each purchase period with initial purchase dates of June 30, 2021 and December 31, 2021.